Net Income (Loss) Per Common Share	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share

NOTE 12: NET INCOME (LOSS) PER COMMON SHARE

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the periods. Diluted net income per common share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the periods. Common equivalent shares consist of stock options, unvested restricted shares, and outstanding warrants that are computed using the treasury stock method. Antidilutive stock awards consist of stock options that would have been antidilutive in the application of the treasury stock method.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net Income (Loss)	$(1,341,496)	$(3,196,401)	$(14,095,691)	$4,027,330
Net Income (loss) – diluted	$(1,341,496)	$(3,196,401)	$(14,095,691)	$4,027,330

Denominator:
Weighted average common shares outstanding	386,013,317	9,857,162	156,095,522	8,853,850
Effect of dilutive shares	-	-	-	753,598
Diluted	386,013,317	9,857,162	156,095,522	9,607,448

Net income per common share:
Basic	$(0.00)	$(0.32)	$(0.09)	$0.45
Diluted	$(0.00)	$(0.32)	$(0.09)	$0.42

For the three and nine months ended September 30, 2020 and the three months ended September 30, 2019, the convertible instruments are anti-dilutive and therefore, have been excluded from earnings (loss) per share.